Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended December 31
	2025 £’000	2024 £’000
Tax on (loss) / profit on ordinary activities	(635)	(2,381)